Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2021
Sales and Marketing Expenses [Abstract]
SALES AND MARKETING EXPENSES

NOTE 14 - SALES AND MARKETING EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Payroll and related benefits (including share-based compensation)	1,036	576	403
Consulting and professional services	215	157	150
Travel	126	29	167
Advertising and promotion expenses	60	36	41
Sales commissions	60	57	33
Others	420	208	241
	1,917	1,063	1,035